SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage	14.00%	14.00%